497(e)
                                                                      333-153809

AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 11, 2011 TO THE CURRENT PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS FOR:

o  EQUI-VEST(R) (Series 201)

o EQUI-VEST(R) Vantage(SM) Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus, supplement to the prospectus and statement of additional information you received, and in any supplements to that prospectus and statement of additional information (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding investment objective, name and sub-adviser changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1.  CHANGES TO THE EQ/CORE BOND INDEX PORTFOLIO

In the table under "Portfolios of the Trusts" in "Contract features and benefits," effective on or about February 15, 2011, the investment objective for the Portfolio has been deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
EQ ADVISORS TRUST
PORTFOLIO NAME       OBJECTIVE
--------------------------------------------------------------------------------
EQ/Core Bond Index   Seeks to achieve a total return, before expenses, that
                     approximates the total return performance of the Barclays
                     Capital Intermediate U.S. Government/Credit Index
                     ("Intermediate Government Credit Index"), including
                     reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.
--------------------------------------------------------------------------------

SSgA Funds Management, Inc. will continue to be the Sub-Adviser and AXA Equitable Life Insurance Company ("AXA Equitable") will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

2.  NAME AND SUB-ADVISER CHANGES TO THE EQ/BLACKROCK INTERNATIONAL VALUE
    PORTFOLIO

    (a)  Effective on or about February 22, 2011, the EQ/BlackRock
         International Value Portfolio will be renamed. The new name of the Portfolio will be EQ/International Value PLUS Portfolio. Accordingly, all references to its respective corresponding investment option in the Prospectus is also changed.

    (b) Effective on or about February 1, 2011, BlackRock Investment Management, LLC and Northern Cross, LLC will replace BlackRock International Limited as Sub-Advisers to the EQ/International Value PLUS Portfolio. AXA Equitable will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

3.  PORTFOLIO SUB-ADVISER CHANGES (FOR EQUI-VEST(R) SERIES 201 CONTRACTS ONLY)

    (a) Effective on or about October 26, 2010, SSgA Funds Management, Inc. will no longer serve as a Sub-Adviser to the EQ/Quality Bond PLUS Portfolio. AllianceBernstein L.P. will continue to be the Sub-Adviser and AXA Equitable will continue to be the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.

    (b) Effective on or about March 1, 2011, Templeton Investment Counsel, LLC will replace Templeton Global Advisers Limited as the Sub-Adviser to the EQ/Templeton Global Equity Portfolio. AXA Equitable will continue to serve as the Investment Manager of the Portfolio. See "Portfolios of the Trusts" in your Prospectus for more information.


          EQUI-VEST(R) IS ISSUED BY AND IS A REGISTERED SERVICEMARK OF
             AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE).
                   EQUI-VEST(R) VANTAGE(SM) IS ISSUED BY AND
                      IS A SERVICE MARK OF AXA EQUITABLE.
     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
              CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
               1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.
             COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
                             ALL RIGHTS RESERVED.
                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

888-123 (2/11)                                                     146262 (2/11)
EV201 and NJ Acts NB/IF(AR)                                              E13541